Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short Term Borrowings	The interest was payable on a monthly or quarterly basis and the principal was due upon maturity, as follows:
Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	2,800	3.45%	Bank of China
Loan 2	2025-07-15	8,000	3.95%	Bank of Beijing
Loan 3	2025-08-15	2,000	3.95%	Jiangsu Bank
Loan 4	2025-08-18	1,000	3.95%	Jiangsu Bank
Loan 5	2025-06-14	5,000	2.80%	Industrial and Commercial Bank of China
Loan 6	2025-12-31	10,000	2.50%	Bank of China
Loan 7	2025-06-12	2,000	4.15%	Beijing Bank
Loan 8	2025-07-21	500	4.13%	Bank of Communications
Loan 9	2025-08-11	90	4.13%	Bank of Communications
Loan 10	2025-08-12	90	4.13%	Bank of Communications
Loan 11	2025-08-13	254	4.13%	Bank of Communications
Total		31,734